Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017
Brasil Knutsen
Acquisitions
Purchase consideration	$ 5,764
Less: Fair value of net assets acquired:
Vessels and equipment	96,000
Cash	5,217
Inventories	146
Others current assets	125
Amounts due from related parties	2
Long-term debt	(59,000)
Deferred debt issuance costs	618
Trade accounts payable	(154)
Accrued expenses	(1,185)
Amounts due to related parties	(36,005)
Subtotal	$ 5,764
Lena Knutsen
Acquisitions
Purchase consideration		$ 33,235
Less: Fair value of net assets acquired:
Vessels and equipment		142,457
Cash		470
Inventories		243
Derivatives assets		1,729
Others current assets		193
Amounts due from related parties		23,599
Long-term debt		(111,068)
Long-term debt from related parties		(22,706)
Deferred debt issuance costs		867
Trade accounts payable		(256)
Accrued expenses		(224)
Prepaid charter and deferred revenue		(1,758)
Amounts due to related parties		(186)
Income tax payable		(125)
Subtotal		$ 33,235
Vigdis Knutsen
Acquisitions
Purchase consideration			$ 31,759
Less: Fair value of net assets acquired:
Vessels and equipment			145,772
Intangibles: Above market time charter			1,458
Cash			3,438
Inventories			190
Derivatives assets			226
Others current assets			128
Amounts due from related parties			18,374
Long-term debt			(114,411)
Long-term debt from related parties			(22,703)
Deferred debt issuance costs			928
Trade accounts payable			(187)
Accrued expenses			(1,082)
Amounts due to related parties			(372)
Subtotal			$ 31,759
Tordis Knutsen
Acquisitions
Purchase consideration				$ 32,983
Less: Fair value of net assets acquired:
Vessels and equipment				145,754
Intangibles: Above market time charter				1,468
Cash				609
Inventories				129
Derivatives assets				1,377
Others current assets				1,348
Amounts due from related parties				20,834
Long-term debt				(114,411)
Long-term debt from related parties				(22,960)
Deferred debt issuance costs				795
Trade accounts payable				(106)
Accrued expenses				(503)
Amounts due to related parties				(1,351)
Subtotal				$ 32,983